Marketable Investment Securities, Restricted Cash and Cash Equivalents, and Other Investment Securities (Details 3) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Accumulated net unrealized gains (losses)
Accumulated net unrealized gains, before tax, in accumulated other comprehensive income (loss)	$ 34,925,000	$ 15,378,000
Accumulated net unrealized gains, net of tax, in accumulated other comprehensive income (loss)	25,000,000	11,000,000	6,000,000
Components of available-for-sale investments
Debt securities	3,748,839,000	4,117,326,000	2,269,670,000
Total marketable investment securities	3,823,033,000	4,181,228,000	2,318,714,000
Unrealized Gains (Losses) on Marketable Investment Securities
Unrealized Gains	36,188,000	18,733,000
Unrealized Losses	(1,263,000)	(3,355,000)
Unrealized Gains Losses, Net	34,925,000	15,378,000
Contractual maturities of restricted and non-restricted marketable investment securities
Debt securities with contractual maturities within one year	2,487,000,000	3,819,000,000
Debt securities with contractual maturities extending longer than one year through and including five years	1,270,000,000	314,000,000
Debt securities with contractual maturities longer than ten years	23,000,000	21,000,000
VRDNs
Components of available-for-sale investments
Debt securities	20,538,000	105,854,000	124,007,000
Other (including restricted)
Accumulated net unrealized gains (losses)
Accumulated net unrealized gains, before tax, in accumulated other comprehensive income (loss)	5,504,000	2,092,000
Components of available-for-sale investments
Debt security	3,759,837,000	4,048,851,000	2,181,064,000
Unrealized Gains (Losses) on Marketable Investment Securities
Unrealized Gains	6,767,000	5,447,000
Unrealized Losses	(1,263,000)	(3,355,000)
Unrealized Gains Losses, Net	5,504,000	2,092,000
Equity securities
Accumulated net unrealized gains (losses)
Accumulated net unrealized gains, before tax, in accumulated other comprehensive income (loss)	29,421,000	13,286,000
Components of available-for-sale investments
Equity securities	42,658,000	26,523,000	13,643,000
Unrealized Gains (Losses) on Marketable Investment Securities
Unrealized Gains	29,421,000	13,286,000
Unrealized Gains Losses, Net	$ 29,421,000	$ 13,286,000